BASIS OF PRESENTATION (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The interim Consolidated Financial Statements include the accounts of S&T Bancorp, Inc., or S&T, and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments of 20 percent to 50 percent of the outstanding common stock of investees are accounted for using the equity method of accounting.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of S&T and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments of 20 percent to 50 percent of the outstanding common stock of investees are accounted for using the equity method of accounting.

Basis of Presentation

Basis of Presentation

The accompanying unaudited interim Consolidated Financial Statements of S&T have been prepared in accordance with generally accepted accounting principles, or GAAP, in the United States for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with our annual report on Form 10-K for the year ended December 31, 2013, filed with the Securities and Exchange Commission, or SEC, on February 21, 2014. In the opinion of management, the accompanying interim financial information reflects all adjustments, including normal recurring adjustments, necessary to present fairly our financial position and the results of operations for each of the interim periods presented. Results of operations for interim periods are not necessarily indicative of the results of operations that may be expected for a full year or any future period.

Reclassification

Reclassification

Certain amounts in the prior periods’ financial statements and footnotes have been reclassified to conform to the current period’s presentation. The reclassifications had no significant effect on our results of operations or financial condition.

Reclassification

Certain amounts in prior years’ financial statements and footnotes have been reclassified to conform to the current year’s presentation. The reclassifications had no significant effect on our results of operations or financial condition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Income Taxes

Recently Adopted Accounting Standards Updates, or ASU

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Tax Credit Carryforward Exists

In July 2013, the Financial Accounting Standards Board (FASB) issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Tax Credit Carryforward Exists. The ASU requires that entities should present an unrecognized tax benefit as a reduction of the deferred tax asset for a net operating loss, or NOL, or similar tax loss or tax credit carry forward rather than as a liability when the uncertain tax position would reduce the NOL or other carry forward under the tax law. The new standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this ASU had no impact on our results of operations or financial position.

Income Taxes

We estimate income tax expense based on amounts expected to be owed to the tax jurisdictions where we conduct business. On a quarterly basis, management assesses the reasonableness of our effective tax rate based upon our current estimate of the amount and components of net income, tax credits and the applicable statutory tax rates expected for the full year. We classify interest and penalties as an element of tax expense.

Deferred income tax assets and liabilities are determined using the asset and liability method and are reported in other assets or other liabilities, as appropriate, in the Consolidated Balance Sheets. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax basis of assets and liabilities and recognizes enacted changes in tax rate and laws. When deferred tax assets are recognized, they are subject to a valuation allowance based on management’s judgment as to whether realization is more likely than not.

Accrued taxes represent the net estimated amount due to taxing jurisdictions and are reported in other assets or other liabilities, as appropriate, in the Consolidated Balance Sheets. We evaluate and assess the relative risks and appropriate tax treatment of transactions and filing positions after considering statutes, regulations, judicial precedent and other information and maintain tax accruals consistent with the evaluation of these relative risks and merits. Changes to the estimate of accrued taxes occur periodically due to changes in tax rates, interpretations of tax laws, the status of examinations being conducted by taxing authorities and changes to statutory, judicial and regulatory guidance. These changes, when they occur, can affect deferred taxes and accrued taxes, as well as the current period’s income tax expense and can be significant to our operating results.

Tax positions are recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50 percent likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

In February 2013, the FASB issued ASU No. 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The ASU requires the measurement of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement with its co-obligors as well as any additional amount that the entity expects to pay on behalf of its co-obligors. The new standard is effective retrospectively for fiscal years and interim periods within those years, beginning after December 15, 2013, and early adoption is permitted. The adoption of this ASU had no impact on our results of operations or financial position.

New Accounting Pronouncements

Recently Issued Accounting Standards Updates not yet Adopted

Share-Based Payment Awards with Performance Targets

In June 2014, the FASB issued ASU No. 2014-12, Share-Based Payment Awards with Performance Targets. The main provisions of ASU 2014-12 require that a performance target included in a share-based payment award that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. Therefore, under the existing stock compensation guidance in ASC Topic 718, the performance target should not be reflected in estimating the grant-date fair value of the award. The standard is effective for annual periods and interim periods beginning after December 15, 2015. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Repurchase-To-Maturity Transactions, Repurchase Financings and New Disclosures

In June 2014, the FASB issued ASU No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings and New Disclosures to change the accounting for repurchase-to-maturity transactions and certain linked repurchase financings. This will result in accounting for both types of arrangements as secured borrowings on the balance sheet and require new disclosures to (i) increase transparency about the types of collateral pledged in secured borrowing transactions and (ii) enable users to better understand transactions in which the transferor retains substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. The disclosure for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. All other accounting and disclosure amendments in the ASU are effective for the first interim or annual period beginning after December 15, 2014. Earlier application for a public business entity is prohibited. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Revenues from Contracts with Customers

In May 2014, the FASB issued ASU No. 2014-09, Revenues from Contracts with Customers. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2016. The provisions do not apply to lease contracts, insurance contracts, financial instruments and other contractual rights or obligations (e.g. receivables, debt and equity securities, liabilities, debt, derivatives transfers, and servicing, etc.), guarantees, or non-monetary exchanges between entities. We are currently evaluating the impact of the adoption of this pronouncement on our consolidated financial statements.

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

In April 2014, the FASB issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which changes the criteria for determining which disposals can be presented as discontinued operations and modifies related disclosure requirements. The guidance applies to all entities that dispose of components. It will significantly change current practices for assessing discontinued operations and affect an entity’s income and earnings per share from continuing operations. An entity is required to reclassify assets and liabilities of a discontinued operation that are classified as held for sale or disposed of in the current period for all comparative periods presented. The ASU requires that an entity present in the statement of cash flows or disclose in a note either total operating and investing cash flows for discontinued operations, or depreciation, amortization, capital expenditures and significant operating and investing noncash items related to discontinued operations. Additional disclosures are required when an entity retains significant continuing involvement with a discontinued operation after its disposal, including the amount of cash flows to and from a discontinued operation. The new standard applies prospectively after the effective date of December 15, 2014, and early adoption is permitted. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the FASB issued ASU No. 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The ASU clarifies that an in substance repossession or foreclosure has occurred and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure. Interim and annual disclosure is required of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The new standard is effective using either the modified retrospective transition method or a prospective transition method for fiscal years and interim periods within those years, beginning after December 15, 2014, and early adoption is permitted. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued ASU No. 2014-01, Accounting for Investments in Qualified Affordable Housing Projects. The ASU permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The proportional amortization method permits the amortization of the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). The new standard is effective retrospectively for fiscal years and interim periods within those years, beginning after December 15, 2014, and early adoption is permitted. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Recently Adopted Accounting Standards Updates, or ASU

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reporting the effect of significant reclassifications out of accumulated other comprehensive income by component on the respective line items in the income statement parenthetically or in the notes to the financial statements if the amounts being reclassified are required under GAAP to be reclassified in their entirety to net income. This ASU is effective for public companies prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012 and early adoption is permitted. We have elected the option of reporting in the notes to the financial statements. The adoption of ASU 2013-02 impacted only our disclosures and did not have an impact on our results of operations or financial position.

Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities in order to clarify the scope of ASU 2011-11, Disclosures about Offsetting Assets and Liabilities, issued in December 2011. ASU 2011-11 required entities to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This ASU was issued to allow investors to better compare financial statements prepared under GAAP with financial statements prepared under International Financial Reporting Standards, or IFRS. ASU 2013-01 clarified that ASU 2011-11 applies to derivatives, sale and repurchase agreements and reverse sale of repurchase agreements and securities borrowing and securities lending arrangements, but does not apply to standard commercial contracts that permit either party to net in the event of default under the applicable contract or to broker-dealer unsettled regular-way trades. Both ASUs are effective for public companies retrospectively for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The adoption of ASU 2013-01 and ASU 2011-11 impacted only our disclosures and did not have an impact on our results of operations or financial position.

Nature of Operations

Nature of Operations

S&T Bancorp, Inc., or S&T, was incorporated on March 17, 1983 under the laws of the Commonwealth of Pennsylvania as a bank holding company and has three wholly owned subsidiaries, S&T Bank, 9th Street Holdings, Inc. and STBA Capital Trust I. We own a one-half interest in Commonwealth Trust Credit Life Insurance Company, or CTCLIC.

We are presently engaged in nonbanking activities through the following five entities: 9th Street Holdings, Inc.; S&T Bancholdings, Inc.; CTCLIC; S&T Insurance Group, LLC and Stewart Capital Advisors, LLC. 9th Street Holdings, Inc. and S&T Bancholdings, Inc. are investment holding companies. CTCLIC, which is a joint venture with another financial institution, acts as a reinsurer of credit life, accident and health insurance policies sold by S&T Bank and the other institution. S&T Insurance Group, LLC, through its subsidiaries, offers a variety of insurance products. Stewart Capital Advisors, LLC is a registered investment advisor that manages private investment accounts for individuals and institutions and advises the Stewart Capital Mid Cap Fund.

On March 9, 2012, we completed the acquisition and conversion of Mainline Bancorp, Inc., or Mainline, a bank holding company based in Ebensburg, Pennsylvania. Mainline had one subsidiary, Mainline National Bank, with eight branches and $129.5 million in loans and $206.0 million in deposits. The acquisition expanded our market share and footprint throughout Cambria and Blair counties of Western Pennsylvania. The total acquisition cost of Mainline was $27.8 million.

On August 13, 2012, we completed the acquisition of Gateway Bank of Pennsylvania, a bank with $99.1 million in loans and $105.4 million in deposits, headquartered in McMurray, Pennsylvania. The total acquisition cost of Gateway Bank was $19.8 million. As of December 31, 2012, Gateway was operating as a separate wholly-owned subsidiary of S&T, with all transactions since the acquisition date consolidated in our financial statements. On February 8, 2013, Gateway Bank was merged into S&T Bank, and their two branches are now fully operational branches of S&T Bank.

Accounting Policies

Accounting Policies

Our financial statements have been prepared in accordance with U. S. generally accepted accounting principles, or GAAP. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the dates of the balance sheets and revenues and expenses for the periods then ended. Actual results could differ from those estimates. Our significant accounting policies are described below.

Business Combinations

Business Combinations

We account for business combinations using the acquisition method of accounting. Under this method of accounting, the acquired company’s net assets are recorded at fair value at the date of acquisition, and the results of operations of the acquired company are combined with our results from that date forward. Acquisition costs are expensed when incurred. The difference between the purchase price and the fair value of the net assets acquired (including identified intangibles) is recorded as goodwill.

Fair Value Measurements

Fair Value Measurements

We use fair value measurements when recording and disclosing certain financial assets and liabilities. Securities available-for-sale, trading assets and derivatives are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record other assets at fair value on a nonrecurring basis, such as loans held for sale, impaired loans, other real estate owned, or OREO, mortgage servicing rights, or MSRs, and certain other assets.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction. In determining fair value, we use various valuation approaches, including market, income and cost approaches. The fair value standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, which is developed, based on market data we have obtained from independent sources. Unobservable inputs reflect our estimate of assumptions that market participants would use in pricing an asset or liability, which are developed based on the best information available in the circumstances.

The fair value hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1: valuation is based upon unadjusted quoted market prices for identical instruments traded in active markets.

Level 2: valuation is based upon quoted market prices for similar instruments traded in active markets, quoted market prices for identical or similar instruments traded in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by market data.

Level 3: valuation is derived from other valuation methodologies, including discounted cash flow models and similar techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in determining fair value.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our policy is to recognize transfers between any of the fair value hierarchy levels at the end of the reporting period in which the transfer occurred.

The following are descriptions of the valuation methodologies that we use for financial instruments recorded at fair value on either a recurring or nonrecurring basis.

Recurring Basis

Securities Available-for-Sale

Securities available-for-sale include both debt and equity securities. We obtain fair values for debt securities from a third-party pricing service which utilizes several sources for valuing fixed-income securities. We validate prices received from our pricing service through comparison to a secondary pricing service and broker quotes. We review the methodologies of the pricing service which provides us with a sufficient understanding of the valuation models, assumptions, inputs and pricing to reasonably measure the fair value of our securities. The market evaluation sources for debt securities include observable inputs rather than significant unobservable inputs and are classified as Level 2. The service provider utilizes pricing models that vary by asset class and include available trade, bid and other market information. Generally, the methodologies include broker quotes, proprietary models, and vast descriptive terms and conditions databases, as well as extensive quality control programs.

Marketable equity securities that have an active, quotable market are classified as Level 1. Marketable equity securities that are quotable, but are thinly traded or inactive, are classified as Level 2 and securities that are not readily traded and do not have a quotable market are classified as Level 3.

Trading Assets

We use quoted market prices to determine the fair value of our trading assets. Our trading assets are held in a Rabbi Trust under a deferred compensation plan and are invested in readily quoted mutual funds. Accordingly, these assets are classified as Level 1.

Derivative Financial Instruments

We use derivative instruments including interest rate swaps for commercial loans with our customers, interest rate lock commitments and the sale of mortgage loans in the secondary market. We calculate the fair value for derivatives using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. Each valuation considers the contractual terms of the derivative, including the period to maturity and uses observable market based inputs, such as interest rate curves and implied volatilities. Accordingly, derivatives are classified as Level 2. We incorporate credit valuation adjustments into the valuation models to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in calculating fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements and collateral postings.

Nonrecurring Basis

Loans Held for Sale

Loans held for sale consist of 1-4 family residential loans originated for sale in the secondary market and, from time to time, certain loans transferred from the loan portfolio to loans held for sale, all of which are carried at the lower of cost or fair value. The fair value of 1-4 family residential loans is based on the principal or most advantageous market currently offered for similar loans using observable market data. The fair value of the loans transferred from the loan portfolio is based on the amounts offered for these loans in currently pending sales transactions. Loans held for sale carried at fair value are classified as Level 3.

Impaired Loans

Impaired loans are carried at the lower of carrying value or fair value. Fair value is determined as the recorded investment balance less any specific reserve. We establish a specific reserve based on the following three impairment methods: 1) the present value of expected future cash flows discounted at the loan’s original effective interest rate, 2) the loan’s observable market price or 3) the fair value of the collateral less estimated selling costs when the loan is collateral dependent and we expect to liquidate the collateral. However, if repayment is expected to come from the operation of the collateral, rather than liquidation, then we do not consider estimated selling costs in determining the fair value of the collateral. Collateral values are generally based upon appraisals by approved, independent state certified appraisers. Appraised values may be discounted based on our historical knowledge, changes in market conditions from the time of appraisal or our knowledge of the borrower and the borrower’s business. Impaired loans carried at fair value are classified as Level 3.

OREO and Other Repossessed Assets

OREO and other repossessed assets obtained in partial or total satisfaction of a loan are recorded at the lower of recorded investment in the loan or fair value less cost to sell. Subsequent to foreclosure, these assets are carried at the lower of the amount recorded at acquisition date or fair value less cost to sell. Accordingly, it may be necessary to record nonrecurring fair value adjustments. Fair value, when recorded, is generally based upon appraisals by approved, independent state certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on our historical knowledge, changes in market conditions from the time of appraisal or other information available to us. OREO and other repossessed assets are classified as Level 3.

Mortgage Servicing Rights

The fair value of MSRs is determined by calculating the present value of estimated future net servicing cash flows, considering expected mortgage loan prepayment rates, discount rates, servicing costs and other economic factors, which are determined based on current market conditions. The expected rate of mortgage loan prepayments is the most significant factor driving the value of MSRs. MSRs are considered impaired if the carrying value exceeds fair value. The valuation model includes significant unobservable inputs; therefore, MSRs are classified as Level 3.

Other Assets

We measure certain other assets at fair value on a nonrecurring basis. Fair value is based on the application of lower of cost or fair value accounting, or write-downs of individual assets. Valuation methodologies used to measure fair value are consistent with overall principles of fair value accounting and consistent with those described above.

Financial Instruments

Financial Instruments

In addition to financial instruments recorded at fair value in our financial statements, fair value accounting guidance requires disclosure of the fair value of all of an entity’s assets and liabilities that are considered financial instruments. The majority of our assets and liabilities are considered financial instruments. Many of these instruments lack an available trading market as characterized by a willing buyer and willing seller engaged in an exchange transaction. Also, it is our general practice and intent to hold our financial instruments to maturity and to not engage in trading or sales activities with respect to such financial instruments. For fair value disclosure purposes, we substantially utilize the fair value measurement criteria as required and explained above. In cases where quoted fair values are not available, we use present value methods to determine the fair value of our financial instruments.

Cash and Cash Equivalents and Other Short-Term Assets

The carrying amounts reported in the Consolidated Balance Sheets for cash and due from banks, including interest-bearing deposits, approximate fair value.

Loans

The fair value of variable rate performing loans is based on carrying values adjusted for credit risk. The fair value of fixed rate performing loans is estimated using a discounted cash flow analysis that utilizes interest rates currently being offered for similar loans and adjusted for credit risk. The fair value of nonperforming loans is based on their carrying values less any specific reserve. The carrying amount of accrued interest approximates fair value.

Bank Owned Life Insurance

Fair value approximates net cash surrender value of bank owned life insurance, or BOLI.

Deposits

The fair values disclosed for deposits without defined maturities (e.g., noninterest and interest-bearing demand, money market and savings accounts) are by definition equal to the amounts payable on demand. The carrying amounts for variable rate, fixed-term time deposits approximate their fair values. Estimated fair values for fixed rate and other time deposits are based on discounted cash flow analysis using interest rates currently offered for time deposits with similar terms. The carrying amount of accrued interest approximates fair value.

Short-Term Borrowings

The carrying amounts of securities sold under repurchase agreements and other short-term borrowings approximate their fair values.

Long-Term Borrowings

The fair values disclosed for fixed rate long-term borrowings are determined by discounting their contractual cash flows using current interest rates for long-term borrowings of similar remaining maturities. The carrying amounts of variable rate long-term borrowings approximate their fair values.

Junior Subordinated Debt Securities

The variable rate junior subordinated debt securities reprice quarterly; therefore, the fair values approximate the carrying values.

Loan Commitments and Standby Letters of Credit

Off-balance sheet financial instruments consist of commitments to extend credit and letters of credit. Except for interest rate lock commitments, estimates of the fair value of these off-balance sheet items are not made because of the short-term nature of these arrangements and the credit standing of the counterparties.

Other

Estimates of fair value are not made for items that are not defined as financial instruments, including such items as our core deposit intangibles and the value of our trust operations.

Cash and Cash Equivalents		Cash and Cash Equivalents We consider cash and due from banks, interest-bearing deposits with banks and federal funds sold as cash and cash equivalents.
Securities

Securities

We determine the appropriate classification of securities at the time of purchase. All securities, including both debt and equity securities, are classified as available-for-sale. These are securities that we intend to hold for an indefinite period of time, but that may be sold in response to changes in interest rates, prepayment risk, liquidity needs or other factors. Such securities are carried at fair value with net unrealized gains and losses deemed to be temporary, reported as a component of other comprehensive income (loss), net of tax. Realized gains and losses on the sale of available-for-sale securities and other-than-temporary impairment, or OTTI, charges are recorded within noninterest income in the Consolidated Statements of Net Income. Realized gains and losses on the sale of securities are determined using the specific-identification method. Bond premiums are amortized to the call date and bond discounts are accreted to the maturity date, both on a level yield basis.

An investment security is considered impaired if its fair value is less than its cost or amortized cost basis. We perform a quarterly review of our securities to identify those that may indicate an OTTI. Our policy for OTTI within the marketable equity securities portfolio generally requires an impairment charge when the security is in a loss position for 12 consecutive months, unless facts and circumstances would suggest the need for an OTTI prior to that time. Our policy for OTTI within the debt securities portfolio is based upon a number of factors, including but not limited to, the length of time and extent to which the estimated fair value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the best estimate of the impairment charge representing credit losses, the likelihood of the security’s ability to recover any decline in its estimated fair value and whether management intends to sell the security or if it is more likely than not that management will be required to sell the investment security prior to the security’s recovery. If the impairment is considered other-than-temporary based on management’s review, the impairment must be separated into credit and non-credit components. The credit component is recognized in the Consolidated Statements of Net Income and the non-credit component is recognized in other comprehensive income (loss), net of applicable taxes.

Loans Held for Sale

Loans Held for Sale

Loans held for sale consist of 1-4 family residential loans originated for sale in the secondary market and from time to time, certain loans transferred from the loan portfolio to loans held for sale, all of which are carried at the lower of cost or fair value. If a loan is transferred from the loan portfolio to the held-for-sale category, any write-down in the carrying amount of the loan at the date of transfer is recorded as a charge-off against the allowance for loan loss, or ALL. Subsequent declines in fair value are recognized as a charge to noninterest income. When a loan is placed in the held-for-sale category, we stop amortizing the related deferred fees and costs. The remaining unamortized fees and costs are recognized as part of the cost basis of the loan at the time it is sold. Gains and losses on sales of loans held for sale are included in other noninterest income in the Consolidated Statements of Net Income.

Loans

Loans

Loans are reported at the principal amount outstanding net of unearned income, unamortized premiums or discounts and deferred origination fees and costs. We defer certain nonrefundable loan origination and commitment fees. Accretion of discounts and amortization of premiums on loans are included in interest income in the Consolidated Statements of Net Income. Loan origination fees and direct loan origination costs are deferred and amortized as an adjustment of loan yield over the respective lives of the loans without consideration of anticipated prepayments. If a loan is paid off, the remaining unaccreted or unamortized net origination fees and costs are immediately recognized into income or expense. Interest is accrued and interest income is recognized on loans as earned.

Closed-end installment loans, amortizing loans secured by real estate and any other loans with payments scheduled monthly are reported past due when the borrower is in arrears two or more monthly payments. Other multi-payment obligations with payments scheduled other than monthly are reported past due when one scheduled payment is due and unpaid for 30 days or more.

Generally, consumer loans are charged off against the ALL upon the loan reaching 90 days past due. Commercial loans are charged off as management becomes aware of facts and circumstances that raise doubt as to the collectability of all or a portion of the principal and when we believe a confirmed loss exists.

Nonaccrual or Nonperforming Loans

Nonaccrual or Nonperforming Loans

We stop accruing interest on a loan (nonaccrual loan) when the borrower’s payment is 90 days past due. Loans are also placed on nonaccrual status when payment is not past due, but we have doubt about the borrower’s ability to comply with contractual repayment terms. When the interest accrual is discontinued, all unpaid accrued interest is reversed against interest income. Interest income is recognized on nonaccrual loans on a cash basis if recovery of the remaining principal is reasonably assured. As a general rule, a nonaccrual loan may be restored to accrual status when its principal and interest is paid current and the bank expects repayment of the remaining contractual principal and interest, or when the loan otherwise becomes well secured and in the process of collection.

Troubled Debt Restructurings

Troubled Debt Restructurings

Troubled Debt Restructurings, or TDRs, are loans where we, for economic or legal reasons related to a borrower’s financial difficulty, grant a concession to the borrower that we would not otherwise grant. We strive to identify borrowers in financial difficulty early and work with them to modify the terms before their loan reaches nonaccrual status. These modified terms generally include extensions of maturity dates at a stated interest rate lower than the current market rate for a new loan with similar risk characteristics, reductions in contractual interest rates or principal deferment. While unusual, there may be instances of principal forgiveness. These modifications are generally for longer term periods that would not be considered insignificant. Additionally, we classify loans where the debt obligation has been discharged through a Chapter 7 Bankruptcy and not reaffirmed as TDRs.

We individually evaluate all substandard commercial loans that experienced a forbearance or change in terms agreement, as well as all substandard consumer and residential mortgage loans that entered into an agreement to modify their existing loan to determine if they should be designated as TDRs.

All TDRs will be reported as impaired loans for the remaining life of the loan, unless the restructuring agreement specifies an interest rate equal to or greater than the rate that would be accepted at the time of the restructuring for a new loan with comparable risk and it is fully expected that the remaining principal and interest will be collected according to the restructured agreement. Further, all impaired loans are reported as nonaccrual loans unless the loan is a TDR that has met the requirements to be returned to accruing status. TDRs can be returned to accruing status if the ultimate collectability of all contractual amounts due, according to the restructured agreement, is not in doubt and there is a period of a minimum of six months of satisfactory payment performance by the borrower either immediately before or after the restructuring.

Allowance for Loan Losses

Allowance for Loan Losses

The ALL reflects our estimates of probable losses inherent in the loan portfolio at the balance sheet date. The methodology for determining the ALL has two main components: evaluation and impairment tests of individual loans and evaluation and impairment tests of certain groups of homogeneous loans with similar risk characteristics.

A loan is considered impaired when it is probable that we will be unable to collect all principal and interest payments due according to the original contractual terms of the loan agreement. We individually evaluate all substandard and nonaccrual commercial loans greater than $0.5 million for impairment. All TDRs will be reported as an impaired loan for the remaining life of the loan, unless the restructuring agreement specifies an interest rate equal to or greater than the rate that would be accepted at the time of the restructuring for a new loan with comparable risk and it is fully expected that the remaining principal and interest will be collected according to the restructured agreement. For all TDRs, regardless of size, as well as all other impaired loans, we conduct further analysis to determine the probable loss and assign a specific reserve to the loan if deemed appropriate. Specific reserves are established based upon the following three impairment methods: 1) the present value of expected future cash flows discounted at the loan’s original effective interest rate, 2) the loan’s observable market price or 3) the estimated fair value of the collateral if the loan is collateral dependent. Our impairment evaluations consist primarily of the fair value of collateral method because most loans are collateral dependent. Collateral values are discounted to consider disposition costs when appropriate. A specific reserve is established or a charge-off is taken if the fair value of the impaired loan is less than the recorded investment in the loan balance.

The ALL for homogeneous loans is calculated using a systematic methodology with both a quantitative and a qualitative analysis that is applied on a quarterly basis. The ALL model is comprised of five distinct portfolio segments: 1) Commercial Real Estate, or CRE, 2) Commercial and Industrial, or C&I, 3) Commercial Construction, 4) Consumer Real Estate and 5) Other Consumer. Each segment has a distinct set of risk characteristics monitored by management. We further assess and monitor risk and performance at a more disaggregated level which includes our internal risk rating system for the commercial segments and type of collateral, lien position and loan-to-value, or LTV, for the consumer segments.

We first apply historical loss rates to pools of loans with similar risk characteristics. Loss rates are calculated by historical charge-offs that have occurred within each pool of loans over the loss emergence period, or LEP. The LEP is an estimate of the average amount of time from the point at which a loss is incurred on a loan to the point at which the loss is confirmed. In general, the LEP will be shorter in an economic slowdown or recession and longer during times of economic stability or growth, as customers are better able to delay loss confirmation after a potential loss event has occurred.

Due to the recent improvement in economic conditions, we completed an internal study utilizing our loan charge-off history to recalibrate the LEPs of the commercial portfolio segments. Consistent with the improved economic conditions, the LEPs have lengthened, and as a result, we lengthened our LEP assumption for each of the commercial portfolio segments. We estimate the loss emergence period to be three and a half years for CRE, two and a half years for C&I and two years for Commercial Construction. We believe that the consumer portfolio segment LEPs have also lengthened as they are influenced by the same improvement in economic conditions that impacted the commercial portfolio segments. We therefore also lengthened the LEP assumption for the consumer portfolio to one and a half years. We use a two to five year look back period to calculate the historic loss rates depending on the portfolio segment.

The changes made to the ALL assumptions were applied prospectively and did not result in a material change to the total ALL. Lengthening the LEP does increase the historical loss rates and therefore the quantitative component of the ALL. We believe this makes the quantitative component of the ALL more reflective of inherent losses that exist within the loan portfolio, which resulted in a decrease in the qualitative component of the ALL. The changes to the LEPs also improved our insight into the inherent risk of the individual commercial portfolio segments. As the economic conditions have improved, our data indicates that the CRE segment has less inherent loss and that the C&I segment contains greater inherent loss. The ALL at December 31, 2013 reflects these changes within the CRE and C&I portfolio segments.

Qualitative adjustments are aggregated into five categories, including process, economic conditions, loan portfolio, asset quality and other external factors.

Within the five aforementioned categories, the following qualitative factors are considered:

1)	Changes in our lending policies and procedures, including underwriting standards, collection, charge-off and recovery practices not considered elsewhere in estimating credit losses;

2)	Changes in national, regional, and local economic and business conditions and developments that affect the collectability of the portfolio, including the condition of various market segments;

3)	Changes in the nature and volume of our loan portfolio and terms of loans;

4)	Changes in the experience, ability and depth of our lending management and staff;

5)	Changes in the volume and severity of past due loans, the volume of nonaccrual loans, and the volume and severity of adversely classified or graded loans;

6)	Changes in the quality of our loan review system;

7)	Changes in the value of the underlying collateral for collateral-dependent loans;

8)	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

9)	The effect of external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our current loan portfolio.

Bank Owned Life Insurance

Bank Owned Life Insurance

We have purchased life insurance policies on certain executive officers and employees. We receive the cash surrender value of each policy upon its termination or benefits are payable upon the death of the insured. Changes in net cash surrender value are recognized in noninterest income or expense in the Consolidated Statements of Net Income.

Premises and Equipment

Premises and Equipment

Premises and equipment, including leasehold improvements, are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred, while improvements that extend an asset’s useful life are capitalized and depreciated over the estimated remaining life of the asset. Depreciation expense is computed by the straight-line method for financial reporting purposes and accelerated methods for income tax purposes over the estimated useful lives of the particular assets. Management reviews long-lived assets using events and circumstances to determine if and when an asset is evaluated for recoverability.

The estimated useful lives for the various asset categories are as follows:

1) Land and Land Improvements	Non-depreciating asset
2) Buildings	25 Years
3) Furniture and Fixtures	5 Years
4) Computer Equipment and Software	5 Years or term of license
5) Other Equipment	5 Years
6) Vehicles	5 Years
7) Leasehold Improvements	Lesser of estimated useful life of the asset (generally 15 years unless established otherwise) or the remaining term of the lease, including renewal options in the lease that are reasonably assured of exercise

Restricted Investment in Bank Stock

Restricted Investment in Bank Stock

Federal Home Loan Bank, or FHLB, stock is carried at cost and evaluated for impairment based on the ultimate recoverability of the par value. We hold FHLB stock because we are a member of the FHLB of Pittsburgh. The FHLB requires members to purchase and hold a specified level of FHLB stock based upon on the members asset value, level of borrowings and participation in other programs offered. Stock in the FHLB is non-marketable and is redeemable at the discretion of the FHLB. Members do not purchase stock in the FHLB for the same reasons that traditional equity investors acquire stock in an investor-owned enterprise. Rather, members purchase stock to obtain access to the low-cost products and services offered by the FHLB. Unlike equity securities of traditional for-profit enterprises, the stock of the FHLB does not provide its holders with an opportunity for capital appreciation because, by regulation, FHLB stock can only be purchased, redeemed and transferred at par value. Both cash and stock dividends are reported as income in taxable investment securities in the Consolidated Statements of Net Income. FHLB stock is evaluated for OTTI on a quarterly basis.

Atlantic Community Bankers’ Bank, or ACBB, stock is carried at cost and evaluated for impairment based on the ultimate recoverability of the carrying value. We do not currently use their membership products and services. We acquired ACBB stock through various mergers of banks that were ACBB members. ACBB stock is evaluated for OTTI on a quarterly basis.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

We have three reporting units: Community Banking, Insurance and Wealth Management. At December 31, 2013, we had goodwill of $175.8 million, including $171.6 million in Community Banking, representing 98 percent of total goodwill and $4.2 million in Insurance, representing two percent of total goodwill. The carrying value of goodwill is tested annually for impairment each October 1 or more frequently if it is determined that we should do so. We first assess qualitatively whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Our qualitative assessment considers such factors as macroeconomic conditions, market conditions specifically related to the banking industry, our overall financial performance and various other factors. If we determine that it is more likely than not that the fair value is less than the carrying amount, we proceed to test for impairment. The evaluation for impairment involves comparing the current estimated fair value of each reporting unit to its carrying value, including goodwill. If the current estimated fair value of a reporting unit exceeds its carrying value, no additional testing is required and impairment loss is not recorded. If the estimated fair value of a reporting unit is less than the carrying value, further valuation procedures are performed and could result in impairment of goodwill being recorded. Further valuation procedures would include allocating the estimated fair value to all assets and liabilities of the reporting unit to determine an implied goodwill value. If the implied value of goodwill of a reporting unit is less than the carrying amount of that goodwill, an impairment loss is recognized in an amount equal to that excess.

We have core deposit and other intangible assets resulting from acquisitions which are subject to amortization. We determine the amount of identifiable intangible assets based upon independent core deposit and insurance contract analyses at the time of the acquisition. Intangible assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

Variable Interest Entities

Variable Interest Entities

Variable interest entities, or VIEs, are legal entities that generally either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. When an enterprise has both the power to direct the economic activities of the VIE and the obligation to absorb losses of the VIE or the right to receive benefits of the VIE, the entity has a controlling financial interest in the VIE. A VIE often holds financial assets, including loans or receivables, or other property. The company with a controlling financial interest, the primary beneficiary, is required to consolidate the VIE into its Consolidated Balance Sheets. S&T has one wholly-owned trust subsidiary, STBA Capital Trust I, or the Trust, for which it does not absorb a majority of expected losses or receive a majority of the expected residual returns. At its inception in 2008, the Trust issued floating rate trust preferred securities to the Trustee, another financial institution, and used the proceeds from the sale to invest in junior subordinated debt, which is the sole asset of the Trust. The Trust pays dividends on the trust preferred securities at the same rate as the interest we pay on our junior subordinated debt held by the Trust. Because the third-party investors are the primary beneficiaries, the Trust qualifies as a VIE. Accordingly, the Trust and its net assets are not included in our Consolidated Financial Statements. However, the junior subordinated debt issued by S&T is included in our Consolidated Balance Sheets.

Joint Ventures

Joint Ventures

We have made investments directly in Low Income Housing Tax Credit, or LIHTC, partnerships formed with third parties. As a limited partner in these operating partnerships, we receive tax credits and tax deductions for losses incurred by the underlying properties. These investments are amortized over a maximum of 10 years, which represents the period that the tax credits will be utilized. We have determined that we are not the primary beneficiary of these investments because the general partners have the power to direct the activities that most significantly impact the economic performance of the partnership and have both the obligation to absorb expected losses and the right to receive benefits.

OREO and Other Repossessed Assets

OREO and Other Repossessed Assets

OREO and other repossessed assets are included in other assets in the Consolidated Balance Sheets and are comprised of properties acquired through foreclosure proceedings or acceptance of a deed in lieu of a foreclosure. At the time of foreclosure, these properties are recorded at the lower of the recorded investment in the loan or fair value less cost to sell. Loan losses arising from the acquisition of such property initially are charged against the ALL. Subsequently, these assets are carried at the lower of carrying value or current fair value less cost to sell. Gains or losses realized subsequent to acquisition are recorded in other expenses in the Consolidated Statements of Net Income.

Mortgage Servicing Rights

Mortgage Servicing Rights

MSRs are recognized as separate assets when commitments to fund a loan to be sold are made. Upon commitment, the MSR is established, which represents the then current estimated fair value of future net cash flows expected to be realized for performing the servicing activities. The estimated fair value of the MSRs is estimated by calculating the present value of estimated future net servicing cash flows, considering expected mortgage loan prepayment rates, discount rates, servicing costs and other economic factors, which are determined based on current market conditions. The expected rate of mortgage loan prepayments is the most significant factor driving the value of MSRs. Increases in mortgage loan prepayments reduce estimated future net servicing cash flows because the life of the underlying loan is reduced. In determining the estimated fair value of MSRs, mortgage interest rates, which are used to determine prepayment rates, are held constant over the estimated life of the portfolio. MSRs are reported in other assets in the Consolidated Balance Sheets and are amortized into noninterest income in the Consolidated Statements of Net Income in proportion to, and over the period of, the estimated future net servicing income of the underlying mortgage loans.

MSRs are regularly evaluated for impairment based on the estimated fair value of those rights. The MSRs are stratified by certain risk characteristics, primarily loan term and note rate. If temporary impairment exists within a risk stratification tranche, a valuation allowance is established through a charge to income equal to the amount by which the carrying value exceeds the estimated fair value. If it is later determined that all or a portion of the temporary impairment no longer exists for a particular tranche, the valuation allowance is reduced.

MSRs are also reviewed for OTTI. OTTI exists when the recoverability of a recorded valuation allowance is determined to be remote, taking into consideration historical and projected interest rates and loan pay-off activity. When this situation occurs, the unrecoverable portion of the valuation allowance is applied as a direct write-down to the carrying value of the MSR. Unlike a valuation allowance, a direct write-down permanently reduces the carrying value of the MSR and the valuation allowance, precluding subsequent recoveries.

Derivative Financial Instruments

Derivative Financial Instruments

Interest Rate Swaps

In accordance with applicable accounting guidance for derivatives and hedging, all derivatives are recognized as either assets or liabilities on the balance sheet at fair value. Interest rate swaps are contracts in which a series of interest rate flows (fixed and variable) are exchanged over a prescribed period. The notional amounts on which the interest payments are based are not exchanged. These derivative positions relate to transactions in which we enter into an interest rate swap with a commercial customer while at the same time entering into an offsetting interest rate swap with another financial institution. In connection with each transaction, we agree to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on a same notional amount at a fixed rate. At the same time, we agree to pay another financial institution the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. The transaction allows our customer to effectively convert a variable rate loan to a fixed rate loan with us receiving a variable rate. These agreements could have floors or caps on the contracted interest rates.

Pursuant to our agreements with various financial institutions, we may receive collateral or may be required to post collateral based upon mark-to-market positions. Beyond unsecured threshold levels, collateral in the form of cash or securities may be made available to counterparties of interest rate swap transactions. Based upon our current positions and related future collateral requirements relating to them, we believe any effect on our cash flow or liquidity position to be immaterial.

Derivatives contain an element of credit risk, the possibility that we will incur a loss because a counterparty, which may be a financial institution or a customer, fails to meet its contractual obligations. All derivative contracts with financial institutions may be executed only with counterparties approved by our Asset and Liability Committee, or ALCO, and derivatives with customers may only be executed with customers within credit exposure limits approved by our Senior Loan Committee. Interest rate swaps are considered derivatives, but are not accounted for using hedge accounting. As such, changes in the estimated fair value of the derivatives are recorded in current earnings and included in other noninterest income in the Consolidated Statements of Net Income.

Interest Rate Lock Commitments and Forward Sale Contracts

In the normal course of business, we sell originated mortgage loans into the secondary mortgage loan market. We also offer interest rate lock commitments to potential borrowers. The commitments are generally for 60 days and guarantee a specified interest rate for a loan if underwriting standards are met, but the commitment does not obligate the potential borrower to close on the loan. Accordingly, some commitments expire prior to becoming loans. We can encounter pricing risks if interest rates increase significantly before the loan can be closed and sold. We may utilize forward sale contracts in order to mitigate this pricing risk. Whenever a customer desires these products, a mortgage originator quotes a secondary market rate guaranteed for that day by the investor. The rate lock is executed between the mortgagee and us and in turn a forward sale contract may be executed between us and the investor. Both the rate lock commitment and the corresponding forward sale contract for each customer are considered derivatives, but are not accounted for using hedge accounting. As such, changes in the estimated fair value of the derivatives during the commitment period are recorded in current earnings and included in mortgage banking in the Consolidated Statements of Net Income.

Allowance for Unfunded Commitments

Allowance for Unfunded Commitments

In the normal course of business, we offer off-balance sheet credit arrangements to enable our customers to meet their financing objectives. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the financial statements. Our exposure to credit loss, in the event the customer does not satisfy the terms of the agreement, equals the contractual amount of the obligation less the value of any collateral. We apply the same credit policies in making commitments and standby letters of credit that are used for the underwriting of loans to customers. Commitments generally have fixed expiration dates, annual renewals or other termination clauses and may require payment of a fee. Because many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The allowance for unfunded commitments is included in other liabilities in the Consolidated Balance Sheets. The allowance for unfunded commitments is determined using a similar methodology as our ALL. The reserve is calculated by applying historical loss rates from our ALL model to the estimated future utilization of our unfunded commitments.

Treasury Stock

Treasury Stock

The repurchase of our common stock is recorded at cost. At the time of reissuance, the treasury stock account is reduced using the average cost method. Gains and losses on the reissuance of common stock are recorded in additional paid-in capital, to the extent additional paid-in capital from previous treasury share transactions exists. Any deficiency is charged to retained earnings.

Revenue Recognition

Revenue Recognition

We recognize revenues as they are earned based on contractual terms or as services are provided when collectability is reasonably assured. Our principal source of revenue is interest income, which is recognized on an accrual basis. Interest and dividend income, loan fees, trust fees, fees and charges on deposit accounts, insurance commissions and other ancillary income related to our deposits and lending activities are accrued as earned.

Wealth Management Fees

Wealth Management Fees

Assets held in a fiduciary capacity by the subsidiary bank, S&T Bank, are not our assets and are therefore not included in our Consolidated Financial Statements. Wealth management fee income is reported in the Consolidated Statements of Net Income on an accrual basis.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation may include stock options and restricted stock which is measured using the fair value method of accounting. The grant date fair value is recognized over the period during which the recipient is required to provide service in exchange for the award. Stock option expense is determined utilizing the Black-Scholes model. Restricted stock expense is determined using the grant date fair value. We estimate expected forfeitures when stock-based awards are granted and record compensation expense only for awards that are expected to vest.

Pensions

Pensions

The expense for S&T Bank’s qualified and nonqualified defined benefit pension plans is actuarially determined using the projected unit credit actuarial cost method. It requires us to make economic assumptions regarding future interest rates and asset returns as well as various demographic assumptions. We estimate the discount rate used to measure benefit obligations by applying the projected cash flow for future benefit payments to a yield curve of high-quality corporate bonds available in the marketplace and by employing a model that matches bonds to our pension cash flows. The expected return on plan assets is an estimate of the long-term rate of return on plan assets, which is determined based on the current asset mix and estimates of return by asset class. We recognize in the Consolidated Balance Sheets an asset for the plan’s overfunded status or a liability for the plan’s underfunded status. Gains or losses related to changes in benefit obligations or plan assets resulting from experience different from that assumed are recognized as other comprehensive income (loss) in the period in which they occur. To the extent that such gains or losses exceed ten percent of the greater of the projected benefit obligation or plan assets, they are recognized as a component of pension costs over the future service periods of active plan participants. The funding policy for the qualified plan is to contribute an amount each year that is at least equal to the minimum required contribution as determined under the Pension Protection Act of 2006 and a new federal law named Moving Ahead for Progress in the 21st Century Act, but not more than the maximum amount permissible for taxable plan sponsors. Our nonqualified plans are unfunded.

Marketing Costs		Marketing Costs We expense all marketing-related costs, including advertising costs, as incurred.
Earnings Per Share

Earnings Per Share

Basic earnings per share, or EPS, is calculated using the two-class method to determine income allocated to common shareholders. Unvested share-based payment awards that contain nonforfeitable rights to dividends are considered participating securities under the two-class method. Income allocated to common shareholders is then divided by the weighted average number of common shares outstanding during the period. Potentially dilutive securities are excluded from the basic EPS calculation.

Diluted earnings per share is calculated under the more dilutive of either the treasury stock method or the two-class method. Under the treasury stock method, the weighted average number of common shares outstanding is increased by the potentially dilutive common shares. For the two-class method, diluted earnings per share is calculated for each class of shareholders using the weighted average number of shares attributed to each class. Potentially dilutive common shares are common stock equivalents relating to our outstanding warrants, stock options and restricted stock.

Recently Issued Accounting Standards Updates Not Yet Adopted

Recently Issued Accounting Standards Updates not yet Adopted

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the FASB issued ASU No. 2014-04, Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure. The ASU clarifies that an in substance repossession or foreclosure has occurred, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure. Interim and annual disclosure is required of both the amount of foreclosed residential real estate property held by the creditor and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The new standard is effective using either the modified retrospective transition method or a prospective transition method for fiscal years and interim periods within those years, beginning after December 15, 2014, and early adoption is permitted. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued ASU No. 2014-01, Accounting for Investments in Qualified Affordable Housing Projects. The ASU permits reporting entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The proportional amortization method permits the amortization of the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). The new standard is effective retrospectively for fiscal years and interim periods within those years, beginning after December 15, 2014, and early adoption is permitted. We do not expect that this ASU will have a material impact on our results of operations or financial position.

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Tax Credit Carry forward Exists

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Tax Credit Carry forward Exists. The ASU requires that entities should present an unrecognized tax benefit as a reduction of the deferred tax asset for a net operating loss, or NOL, or similar tax loss or tax credit carry forward rather than as a liability when the uncertain tax position would reduce the NOL or other carry forward under the tax law. No new disclosures will be necessary. The new standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this ASU has no impact on our results of operations or financial position.

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

In February 2013, the FASB issued ASU No. 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The ASU requires the measurement of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement with its co-obligors as well as any additional amount that the entity expects to pay on behalf of its co-obligors. The new standard is effective retrospectively for fiscal years and interim periods within those years, beginning after December 15, 2013, and early adoption is permitted. The adoption of this ASU has no impact on our results of operations or financial position.